Derivative Assets and Liabilities (Details) - Schedule of Reconciliation of the Fair Value Measurement of Derivatives $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Derivative Assets and Liabilities (Details) - Schedule of Reconciliation of the Fair Value Measurement of Derivatives [Line Items]
Derivative Assets, Balance
Derivative Liabilities, Balance
Derivative Assets, Remeasurement recognized in statement of profit or loss during the period	28
Derivative Liabilities, Remeasurement recognized in statement of profit or loss during the period	20
Derivative Assets, Purchases	1,253
Derivative Liabilities, Purchases	366
Derivative Assets, Sales
Derivative Liabilities, Sales	(386)
Derivative Assets, Balance	1,281
Derivative Liabilities, Balance